DISCONTINUED OPERATIONS - Statement of Operations for Discontinued Operations (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Merger cost	$ 42.8
Interest Expense	112.0
Interest Expense paid	$ 6.2